Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
Schedule of warrants assumptions

	December 31, 2024	December 31, 2023
Exercise Price	AUD$3.78	AUD$3.78
Expected dividends	0%	0%
Expected volatility	35%	35%
Rist free interest rate	2.53% - 3.71%	2.53%
Expected life of warrants	3 years	3 years

Schedule of warrant activity

	Warrant	Weighted Average Exercise Price
Balance - December 31, 2022 - outstanding	195,000	AUD$3.78
Forfeited/Cancelled	(43,333)	AUD$3.78
Balance - December 31, 2023 - outstanding	151,667	AUD$3.78
Granted	130,000	AUD$3.78
Forfeited/Cancelled	(43,333)	AUD$3.78
Balance - December 31, 2024 - outstanding	238,334	AUD$3.78
Balance - December 31, 2024 - exercisable	86,667	AUD$3.78

Schedule of warrants outstanding

Warrants Outstanding			Warrants Exercisable
Weighted average exercise price	Number outstanding	Weighted average remaining expected life (in years)	Weighted average exercise price	Number exercisable	Weighted average remaining expected life (in years)
AUD 3.78	238,334	3	AUD 3.78	86,667	3